Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 16 Subsequent Events

The Company evaluated subsequent events from the date of the unaudited condensed consolidated balance sheets as of September 30, 2025 through the date of the release of the unaudited condensed consolidated financial statements.

On October 9, 2025, the Company entered into a note purchase agreement (the “10/9/25 Purchase Agreement”) with an accredited institutional investor (the “10/9/25 Investor”) pursuant to which the Company issued to the 10/9/25 Investor a secured note in the aggregate principal amount of $133,333 (the “10/9/25 Note”) for a purchase price of $120,000. The 10/9/25 Note bears interest at the rate of 5% per annum, matures on May 8, 2026, and is secured by all assets of the Company. The 10/9/25 Note is not convertible and provides for certain events of default that are typical for a transaction of this type, including, among other things, any breach of the representations or warranties made by the Company or its subsidiaries. In connection with any event of default that results in the acceleration of payment of the 10/9/25 Note, the interest rate on the 10/9/25 Note will accrue at a rate equal to the lesser of 24% per annum or the maximum rate permitted under applicable law. For as long as the 10/9/25 Note remains outstanding, the 10/9/25 Purchase Agreement: (1) prohibits the Company from entering into a variable rate transaction, (2) requires that the Company provide the 10/9/25 Investor with any more favorable terms granted to any future purchaser or holder of the Company’s debt or securities and (3) prohibits any exchange transaction involving the Company’s debt or securities. In connection with the 10/9/25 Purchase Agreement, on October 9, 2025, the Company entered into an amendment agreement with certain of its creditors whereby the 10/9/25 Note was consented to and subordinated to the outstanding debt.

Between October 16, 2025 and October 21, 2025, the Bridge Investor converted $1,255,299 of the outstanding balance of the Exchange Note (an aggregate of $35,783 in interest and $1,219,516 in principal) into 1,673,733 shares of common stock of the Company.

Between October 16, 2025 and October 30, 2025, the Quantum Investor converted the full balance of the Quantum Convertible Note (an aggregate of $1,196,203 in interest and $3,000,000 in principal) into 4,400,000 shares of common stock of the Company.

On October 20, 2025, the Company entered into a note purchase agreement (the “10/20/25 Purchase Agreement”) with an accredited institutional investor (the “10/20/25 Investor”) pursuant to which the Company issued to the 10/20/25 Investor a secured note in the aggregate principal amount of $133,333 (the “10/20/25 Note”) for a purchase price of $120,000. The 10/20/25 Note bears interest at the rate of 5% per annum and matures on May 20, 2026. The 10/20/25 Note is not convertible and provides for certain events of default that are typical for a transaction of this type, including, among other things, any breach of the representations or warranties made by the Company or its subsidiaries. In connection with any event of default that results in the acceleration of payment of the 10/20/25 Note, the interest rate on the 10/20/25 Note shall accrue at a rate equal to the lesser of 24% per annum or the maximum rate permitted under applicable law. For as long as the 10/20/25 Note remains outstanding, the 10/20/25 Purchase Agreement: (1) prohibits the Company from entering into a variable rate transaction, (2) requires that the Company provide the 10/20/25 Investor with any more favorable terms granted to any future purchaser or holder of the Company’s debt or securities and (3) prohibits any exchange transaction involving the Company’s debt or securities. In connection with the 10/20/25 Purchase Agreement, on October 9, 2025, the Company entered into an amendment agreement with certain of its creditors whereby the 10/20/25 Note was consented to and subordinated to the outstanding debt.

On October 21, 2025, the holder of the March 2025 Convertible Note converted the full balance of the March 2025 Convertible Note (an aggregate of $44,017 in interest and $108,696 in principal) into 320,691 shares of common stock of the Company.

On October 21, 2025, the Company entered into an Amendment No. 1 to the September 2024 Convertible Note, with the accredited and institutional investor. The amendment revised the definition of “Conversion Price” as set forth in the September 2024 Convertible Note to be equal to $0.75.

Between October 22, 2025 and October 29, 2025, the holder of the September 2024 Convertible Note converted the full balance of the September 2024 Convertible Note (an aggregate of $277,864 in interest, $1,852 of penalties, and $2,494,321 in principal) into 3,698,716 shares of common stock of the Company.

On October 29, 2025, the Company entered into a warrant exchange agreement with an accredited institutional investor, whereby the investor agreed to exercise approximately 130,000 outstanding warrants issued by the Company in connection with its initial public offering for cash, pursuant to the terms of such warrants, as well as exchange an additional 2,250,000 outstanding warrants issued by the Company in connection with its initial public offering for 2,175,000 shares of common stock of the Company. The Company agreed that for the ten day period following the date of the warrant exchange agreement, that it would not, subject to certain exemptions, (A) issue common stock or equivalents thereto, (B) effect a reverse stock split, recapitalization, share consolidation, reclassification or similar transaction affecting the outstanding common stock or (C) file with the SEC a registration statement under the Securities Act relating to any shares of common stock or equivalents thereto.

On October 29, 2025, the Company entered into a convertible note purchase agreement (the “10/29/2025 Purchase Agreement”) with an accredited institutional investor (the “10/29/2025 Investor”), whereby the 10/29/2025 Investor purchased a convertible promissory note in the initial principal amount of $217,391 (the “10/29/2025 Note”) and 50,000 shares of the Company’s common stock for an aggregate purchase price of $201,000. Pursuant to the 10/29/2025 Purchase Agreement, until the later of (i) 12 months after execution of the 10/29/2025 Purchase Agreement and (ii) the Company’s obligations under the 10/29/2025 Note are no longer outstanding, the 10/29/2025 Investor has the right, but not the obligation, to purchase another convertible promissory note from the Company on the same terms and conditions as the 10/29/2025 Note. The 10/29/2025 Note accrues interest at a rate of 18% per annum; provided that interest for the first eight months accrues immediately and is guaranteed. Interest on the 10/29/2025 Note may be paid in cash or in common stock, as determined by the 10/29/2025 Investor, commencing on December 1, 2025, and the 10/29/2025 Note matures on October 29, 2026. The Company may prepay 100% of the outstanding balance of the 10/29/2025 Note at any time the Company is not in default, provided that the Company pays a prepayment fee equal to 10% of the outstanding balance. At any time after January 29, 2026, the 10/29/2025 Investor may convert any portion of the outstanding balance of the 10/29/2025 Note into common stock at a price equal to $0.48 per share, subject adjustments for dilutive issuances, stock splits, defaults, and low volume of the common stock, as described further therein. The 10/29/2025 Note may not be converted by the 10/29/2025 Investor into shares of common stock if such conversion would result in the 10/29/2025 Investor and its affiliates owning in excess of 9.99% of the number of shares of the common stock outstanding immediately after giving effect to the issuance of all shares issuable upon conversion of the 10/29/2025 Note. The 10/29/2025 Note contains standard and customary events of default and covenants, including that, for as long as the 10/29/2025 Note remains outstanding: (1) the Company is prohibited from entering into a variable rate transaction, (2) the Company is required to provide the 10/29/2025 Investor with any more favorable terms granted to any future purchaser or holder of the Company’s debt or securities and (3) if the Company conduct a Qualified Financing (as defined in the 10/29/2025 Note), the Company must prepay the 10/29/2025 Note out of proceeds from the Qualified Financing and/or the 10/29/2025 Investor may convert the 10/29/2025 Note at the lower of the conversion price then in effect and 75% of the effective price at which the Company issues securities in the Qualified Financing.

Note 17 Subsequent Events

The Company evaluated subsequent events from the date of the consolidated balance sheets as of December 31, 2024 through the date of the release of the consolidated financial statements.

On March 20, 2025, the Company entered into a secured promissory note agreement with a lender, under which the Company obtained $500,000 in proceeds. The promissory note has a principal amount of $555,556 (an original issue discount of $55,556), accrues interest at a rate of 5.0% per annum and is due on November 1, 2025. Upon issuance, the Company is obligated to pay a minimum interest amount of 5.0% of the initial principal amount of the promissory note (equal to $27,778), which is reduced by any interest accruing at the stated interest rate prior to repayment. Upon the occurrence of an event of default, the interest rate on the promissory note will increase to 24.0% per annum. The promissory note is prepayable by the Company at any time (including the minimum interest amount), and may be accelerated upon an event of default or upon receipt of proceeds from certain other financing transactions prior to repayment.

On March 20, 2025, the Company entered into a secured convertible promissory note agreement with a lender, under which the Company obtained $100,000 in proceeds. The convertible promissory note has a principal amount of $108,696 (an original issue discount of $8,696), accrues interest at a rate of 18.0% per annum and is due on December 20, 2025. Upon issuance, the Company is obligated to pay a minimum interest amount equal to six months of interest on the convertible promissory note (approximately $9,800), which is reduced by any interest accruing at the stated interest rate prior to repayment. Interest is payable in cash or shares of common stock, at the holder’s election. The convertible promissory note can be converted by the holder at any time after three months from the issuance date (or earlier upon a prepayment) at the greater of $2.00 per share and certain measures of the Company’s stock price (as defined in the agreement). The conversion price also includes certain reset provisions upon the occurrence of specified events. The convertible promissory note may also be converted by the holder upon a qualified financing at the lower of the conversion price then in effect or 75% of the effective price per share in the qualified financing. Upon the occurrence of an event of default, the interest rate on the convertible promissory note will increase to 28.0% per annum. The convertible promissory note is prepayable by the Company at any time (provided no event of default has occurred) including a 10.0% prepayment penalty. The convertible promissory note may be accelerated upon a qualified financing (if not converted) including a 10% prepayment penalty, or upon an event of default at 115% of the outstanding balance of principal and accrued interest.

On March 20, 2025, the Company and the Bridge Investor entered into an amendment to the ELOC Purchase Agreement whereby the floor price (below which the Bridge Investor has the discretion to decide whether to purchase the Company’s Common Stock at such floor price) was amended to $1.25 to per share (from $2.00 per share).

On July 4, 2025, the “One Big Beautiful Bill Act” (the “OBBA”) was signed into law. The OBBA includes significant changes to U.S. federal tax law, including expanded bonus depreciation for qualified production property, introduction of new limitations on interest deductibility and modifications to international tax provisions, including global intangible low-tax income and base erosion and anti-abuse regimes. The Company is currently evaluating the impact that the OBBA may have on its condensed consolidated financial statements. As the legislation was enacted after the end of the reporting period, the provisions of the OBBA did not affect the Company’s condensed consolidated financial statements for the year ended December 31, 2024.

On August 28, 2025, the Company entered into an amendment to the Quantum Convertible Note referenced in Note 9, Line of Credit and Notes Payable, Net of Discount. The amendment provides for additional cash proceeds of $380,000 and an equivalent increase to the principal balance outstanding as of December 31, 2024, of $3,000,000. The amendment did not result in any other changes to the terms of the existing Quantum Convertible Note agreement. M2B will be receiving an equity kicker of 500,000 restricted common shares for their assistance with the additional Quantum Convertible Note investment.